Share-based compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Share-based compensation
6.1 Share-based compensation
Over the previous years, On has granted share-based awards to selected employees, including executives and senior management team members. These grants have come out of various equity plans, designed to reward long-term and valued employees for their individual performance by giving them the opportunity to benefit from the involvement of On by receiving a bonus in the form of share-based payment awards.
All awards granted under the different share-based compensation plans were classified as equity-settled share-based payments. If applicable, grants in the form of stock options are valued using a Cox-Rubinstein binomial tree model. In addition to the share-based compensation plans for selected employees, On granted share-based compensation in connection with a service, license, and investment agreement. The Long Term Incentive Plan (LTIP) 2021 as well as the plan for Compensation of non-executive members of the Board of Directors of On (BoD) 2019 are currently the only share-based compensation plans that remain active and will see additional grants in the periods following the period ended December 31, 2023. These plans foresee grants either in the form of performance stock units (PSUs) or restricted stock units (RSUs). PSUs are subject to the achievement of certain performance criteria and require plan participants to provide services during this period, whereas RSUs are only conditional on the provision of services by the plan participant during the vesting period.
As at December 31, 2023, On has recognized an increase in equity in the balance sheet of CHF 27.3 million (December 31, 2022: CHF 38.3 million) for share-based compensation. In 2023, the Company recognized share-based compensation expense in the amount of CHF 31.8 million (2022: CHF 33.8 million), of which CHF 24.4 million related to the LTIP 2021 plan and CHF 7.4 million to the other plans (2022: CHF 32.7 million related to the LTIP 2020 plan and CHF 1.1 million to the other plans).
Overview of the different programs:

On Employee Participation Plan (OEPP) 2018
Awards under the OEPP 2018 were granted as phantom shares. Any historical grants that remained outstanding at the time were exchanged for Restricted Stock Units (RSUs) in 2021. The RSUs under the OEPP 2018 met their full vesting requirements in connection with our IPO in September 2021, which constituted an exit event.

The RSUs have been largely settled in Class A ordinary shares. The remaining outstanding awards are pending approval from certain jurisdictions and will be distributed once such approval is granted.

Long Term Participation Plan (LTPP) 2018
Awards under the LTPP 2018 were granted either as options or as phantom shares. Any historical phantom shares that remained outstanding at the time were exchanged for RSUs in 2021. All grants under the LTPP 2018 were subject to a time-based vesting of three years following the respective grant date. The final grants met their vesting requirements in March 2023, at the end of their vesting term.

The remaining outstanding awards under the LTPP 2018 are fully vested and exercisable. Vested options may be exercised until the tenth anniversary of the contractual granting date.

Long Term Incentive Plan (LTIP) 2018
Awards under the LTIP 2018 were granted as options. All options under the LTIP 2018 met their vesting requirements either due to the exit valuation achieved during a private capital round in February 2020, or as a result of achieving the business continuation thresholds set out at the initiation of the plan.

The remaining outstanding awards under the LTIP 2018 are fully vested and exercisable. Vested options may be exercised until the fifth anniversary of the contractual granting date.

Long Term Incentive Plan (LTIP) 2020
Awards under the LTIP 2020 were granted as options, with the final grant issued in 2022. All options granted under the LTIP 2020 met their full vesting requirements in connection with our IPO in September 2021, which constituted an exit event.

The remaining outstanding awards under the LTIP 2020 are fully vested and exercisable. Vested options may be exercised until the seventh anniversary of the contractual granting date.

Founders' Plan 2021
In connection with On's IPO in 2021, certain employees of On who were not eligible for other equity compensation from an existing share-based compensation plan were awarded with a bonus for their contribution to the listing under the Founders' Plan 2021. Awards under the Founders' Plan 2021 were granted as RSUs. All RSUs under the Founders' Plan 2021 were not subject to any vesting requirements and were distributed once operationally feasible post the IPO.

The remaining outstanding awards are pending approval from certain jurisdictions and will be distributed once such approval is granted.

Tax Recognition Plan 2022
In 2022 and 2023, RSUs were granted to certain employees of On who were subject to elevated tax obligations in connection with prior grants of equity incentive awards or RSUs vesting in connection with the Company's IPO.

The RSUs immediately vested upon grant, subject to an administrative period to allow for the acceptance of awards by participants.

Service, License, and Investment Agreement (SLIA) 2019
In 2019, a “service, license and investment agreement” was negotiated between On and third parties, including the payment of share-based compensation in exchange for the services provided by the third parties. Awards under the SLIA 2019 were granted as options. The milestone-based vesting criteria include the achievement of certain Net Sales thresholds for the fiscal year ending December 31, 2023 as well as the fiscal year ending December 31, 2024. If the respective milestones are reached, the formal vesting of the options occurs upon publication of the annual report for the fiscal year ending December 31, 2023 as well as the fiscal year ending December 31, 2024, respectively.

Vested options may be exercised until the six month anniversary of the vesting date.

Compensation of non-executive members of the Board of Directors of On (BoD) 2019
Awards under the share-based compensation program for non-executive members of the Board of Directors are granted as RSUs. These awards are granted to On's non-executive board members that receive equity compensation for their services as members of On's Board of Directors on a quarterly basis.

The RSUs are not subject to vesting requirements and immediately vest upon grant, subject to an administrative period to allow for the acceptance of awards by participants.

Long Term Incentive Plan (LTIP) 2021
In 2021, the LTIP 2021 was implemented to replace the existing share-based compensation plans in place at the time and is the currently active share-based compensation plan for equity compensation to On's team members. In March 2023, the LTIP 2021 was amended with the revised vesting parameters described below.

Awards under the LTIP 2021 are granted as RSUs or Performance Stock Units (PSUs) and are subject to time-based and in the case of PSUs additional performance-based vesting conditions.

Subject to a participant's continuous employment and unless otherwise agreed in a participant's award agreement, 34% of RSUs granted vest on the first anniversary of the granting date; thereafter, 8.25% of the RSUs vest at the end of each quarter following the first anniversary of the granting date.

Any grant of PSUs is split equally between a two year performance cycle and a three year performance cycle. Subject to a participant's continuous employment, the achievement of the performance conditions as well as the resulting vesting factor and unless otherwise agreed in a participant's award agreement, the PSUs vest in full 24 months following the grant date (for a two year performance cycle) and 36 months following the granting date (for a three year performance cycle).

PSU grants to members of On's Executive Board are subject to a market-based award multiplier, based on the achievement of On's total shareholder return relative to a broad market index measured over the same two year and three year performance cycle.

Prior to the amendment in March 2023, grants were subject to time-based and in the case of PSUs additional performance-based vesting conditions. Subject to the participant's continuous employment and unless otherwise agreed in a participant's award agreement, 33 1/3% of the RSUs granted were scheduled to vest on the grant date and on the first anniversary of the granting date, respectively, so that the remaining 33 1/3% vest on the second anniversary of the grant. The PSUs granted were scheduled to vest on the third anniversary of the grant date, subject to the achievement of the performance conditions, measured over the performance cycle, and the resulting vesting factor.

In December 2022, to account for local laws in the U.S. that did not allow for grants to U.S. participants under the LTIP 2020, replacement grants were provided to U.S. participants that would have qualified for a grant under the LTIP 2020. These replacement grants were granted as RSUs under the LTIP 2021, and were agreed to vest immediately upon grant, to allow for the same economic benefit to the U.S. participants, that they would have otherwise received as a part of their qualification for a grant under the LTIP 2020 (further details on the LTIP 2020 can be found above).

Upon vesting, the awards are distributed to participants in the form of shares as soon as operationally feasible.

A summary of activity under the plans as of December 31, 2023, December 31, 2022, and changes during the years ending on those dates, is presented below:

Program	LTPP 2018		LTIP 2018
	Number of options	Weighted average exercise price US$	Number of options	Weighted average exercise price US$

Awards outstanding at January 1, 2022	2,026,250	0.04	865,000	3.26
Awards granted	—	n/a	—	n/a
Awards forfeited	(31,250)	0.11	—	n/a
Awards exercised	(746,250)	0.03	(505,000)	2.32
Awards outstanding at December 31, 2022	1,248,750	0.04	360,000	4.59
weighted average contractual life remaining (years)	0.1	n/a	—	n/a
with maximum term (years)	0.2	n/a	—	n/a
thereof exercisable	1,038,750	0.03	360,000	4.59
Awards outstanding at January 1, 2023	1,248,750	0.04	360,000	4.59
Awards granted	—	n/a	—	n/a
Awards forfeited	(7,500)	0.11	—	n/a
Awards exercised	(680,118)	0.03	(62,500)	0.11
Awards outstanding at December 31, 2023	561,132	0.05	297,500	5.53
weighted average contractual life remaining (years)	—	n/a	—	n/a
with maximum term (years)	—	n/a	—	n/a
thereof exercisable	561,132	0.05	297,500	5.53

Program	LTIP 2020 Class A shares		LTIP 2020 Class B shares
	Number of options	Weighted average exercise price US$	Number of options	Weighted average exercise price US$

Awards outstanding at January 1, 2022	5,687,811	8.04	10,552,670	0.77
Awards granted	2,694,843	8.28	5,259,830	0.77
Awards forfeited	(2,500)	7.73	—	n/a
Awards exercised	(3,440,590)	7.87	—	n/a
Awards outstanding at December 31, 2022	4,939,564	8.28	15,812,500	0.77
weighted average contractual life remaining (years)	—	n/a	—	n/a
with maximum term (years)	—	n/a	—	n/a
thereof exercisable	4,939,564	8.28	15,812,500	0.77
Awards outstanding at January 1, 2023	4,939,564	8.28	15,812,500	0.77
Awards granted	—	n/a	—	n/a
Awards forfeited	—	7.89	—	n/a
Awards exercised	(1,395,873)	8.29	—	n/a
Awards outstanding at December 31, 2023	3,543,691	8.28	15,812,500	0.77
weighted average contractual life remaining (years)	—	n/a	—	n/a
with maximum term (years)	—	n/a	—	n/a
thereof exercisable	3,543,691	8.28	15,812,500	0.77

Program	OEPP 2018	BoD 2019	SLIA 2019

Awards outstanding at January 1, 2022	130,000	16,833	4,700,000
Awards granted	—	31,612	—
Awards forfeited	—	—	—
Awards exercised	(115,000)	(48,445)	—
Awards outstanding at December 31, 2022	15,000	—	4,700,000
weighted average contractual life remaining (years)	—	—	2.1
with maximum term (years)	—	—	4.0
thereof exercisable	15,000	n/a	—
Awards outstanding at January 1, 2023	15,000	—	4,700,000
Awards granted	—	44,966	—
Awards forfeited	—	—	—
Awards exercised	(8,750)	(44,966)	—
Awards outstanding at December 31, 2023	6,250	—	4,700,000
weighted average contractual life remaining (years)	—	—	1.1
with maximum term (years)	—	—	1.5
thereof exercisable	6,250	n/a	—

Program	LTIP 2021 RSUs	LTIP 2021 PSUs	Founders' Plan 2021	Tax Recognition 2022

Awards outstanding at January 1, 2022	1,588	—	123,328	—
Awards granted	116,551	37,808	—	127,297
Awards forfeited	(507)	—	—	—
Awards exercised	(110,467)	—	(69,997)	(127,297)
Awards outstanding at December 31, 2022	7,165	37,808	53,331	—
weighted average contractual life remaining (years)	0.7	2.2	—	—
with maximum term (years)	1.2	2.2	—	—
thereof exercisable	—	—	53,331	n/a
Awards outstanding at January 1, 2023	7,165	37,808	53,331	—
Awards granted	896,311	1,034,815	17,998	7,205
Awards forfeited	(37,393)	(5,408)	(20,331)	—
Awards exercised	(55,829)	—	(17,998)	(7,205)
Awards outstanding at December 31, 2023	810,254	1,067,215	33,000	—
weighted average contractual life remaining (years)	1.0	1.7	—	—
with maximum term (years)	2.2	2.2	—	—
thereof exercisable	455	—	33,000	n/a
Parameters taken into account in the valuation:

For the year ended December 31, 2023

LTIP 2021	December 18, 2023	December 18, 2023	September 26, 2023	September 26, 2023
Grant date	Class A RSUs	Class A PSUs	Class A RSUs	Class A PSUs

Share price on the measurement date (CHF)	26.52	26.52	23.81	23.81

LTIP 2021	June 23, 2023	June 23, 2023	April 1, 2023	April 1, 2023
Grant date	Class A RSUs	Class A PSUs	Class A RSUs	Class A PSUs

Share price on the measurement date (CHF)	26.72	26.72	28.34	28.34

LTIP 2021	March 28, 2023	March 28, 2023	March 9, 2023
Grant date	Class A RSUs	Class A PSUs	Class A RSUs

Share price on the measurement date (CHF)	27.34	27.34	19.87

BoD 2019	March 27, 2023	June 23, 2023	September 26, 2023	December 18, 2023
Grant date	Class A RSUs	Class A RSUs	Class A RSUs	Class A RSUs

Share price on the measurement date (CHF)	27.71	26.72	23.81	26.52

Tax Recognition Plan 2022	January 3, 2023
Grant date	Class A shares

Share price on the measurement date (CHF)	20.84

Founders' Plan 2021	January 3, 2023
Grant date	Class A RSUs

Share price on the measurement date (CHF)	20.84
For the year ended December 31, 2022

LTIP 2020	December 6, 2022	December 6, 2022
Grant date	Class A options	Class B options

Share price on the measurement date (CHF)	16.83	1.68
Expected life of the award on the grant date (years)	—	—
Exercise price (CHF)	7.26 - 10.65	0.73
Expected dividend yield (%)	—	—
Risk-free interest rate (%)	n/a	n/a
Expected volatility of the share price (%)	n/a	n/a
Option value (CHF)	6.18 - 9.57	0.96

LTIP 2021	March 31, 2022	March 31, 2022	June 24, 2022	September 23, 2022
Grant date	Class A RSUs	Class A PSUs	Class A PSUs	Class A PSUs

Share price on the measurement date (CHF)	23.22	23.22	18.13	16.84

LTIP 2021	December 6, 2022	December 19, 2022
Grant date	Class A RSUs	Class A PSUs

Share price on the measurement date (CHF)	16.83	15.25

BoD 2019	February 18, 2022	March 31, 2022	June 24, 2022
Grant date	Class A RSUs	Class A RSUs	Class A RSUs

Share price on the measurement date (CHF)	23.04	23.22	18.13

BoD 2019	September 23, 2022	December 19, 2022
Grant date	Class A RSUs	Class A RSUs

Share price on the measurement date (CHF)	16.84	15.25

Tax Recognition Plan 2022	December 19, 2022
Grant date	Class A shares

Share price on the measurement date (CHF)	15.25

Accounting policies
Employees and others providing similar services to On receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions). All share-based plans of On have been identified to be equity-settled.

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model. That cost is recognized as personnel expenses, together with a corresponding increase in equity (other capital reserves), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expenses recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the On’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the income statement for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Significant judgments and accounting estimates
Options granted during the twelve month period ended December 31, 2023 were fully vested at the time of grant and were therefore valued on the basis of the difference between the observable share price on grant date and the respective exercise price. PSUs and RSUs granted during the twelve month period ended December 31, 2023 were valued on the basis of the observable share price on grant date.

When determining the expense recognition, the expected fluctuation had been set to 7.5% per annum for grants prior to the third quarter of 2022, and to 10% per annum for grants from the fourth quarter of 2022 onwards. These expected fluctuation levels were determined by On based on historical fluctuation and management estimates.